ACQUISITION OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2021
ACQUISITION OF SUBSIDIARY
Schedule of total consideration paid

Consideration paid:
Fortuna shares issued to Roxgold shareholders	$582,523
Options, RSUs, and PSUs assumed by Fortuna	12,143
Settlement of promissory note due from Roxgold	35,296
Cash consideration paid to Roxgold shareholders, PSU, RSU, and DSU holders	25,333
Total consideration	$655,295

Schedule of final purchase price allocation

Allocation of consideration: (Expressed in $'000 rounded)	Reported as of September 30, 2021	Adjustments	Final Allocation
Cash and cash equivalents	$65,600	$—	$65,600
Trade and other receivables	18,800	—	18,800
Other current assets	3,000	—	3,000
Inventory (1)	23,300	1,200	24,500
Restricted cash	2,100	—	2,100
Mineral properties and exploration and evaluation assets (2)	789,200	20,800	810,000
Property, plant and equipment	85,500	—	85,500
Trade and other payables (4)	(56,400)	(3,300)	(59,700)
Income taxes payable	(5,400)	—	(5,400)
Lease liabilities	(13,600)	—	(13,600)
Debt	(31,700)	—	(31,700)
Closure and reclamation provision (3)	(3,300)	(7,800)	(11,100)
Deferred tax liabilities (5)	(162,600)	(13,400)	(176,000)
Other labilities (4)	(6,405)	2,600	(3,805)
Non controlling interest	(52,800)	(100)	(52,900)
Net assets acquired	$655,295	$—	$655,295
(1)	The fair value of inventory was adjusted to reflect an update to the mine plan and expected timing of processing stockpiled ore.
(2)	Measurement period adjustments to mineral properties were a result of updates to the mineral reserve and resource statement and refinments to the timing of cash flows used in the discounted cash flow models used to value mineral properties.
(3)	Adjustments to the fair value of closure and reclamation provisions were the result of management reviewing site closure plans during the measurement period and making adjustments and refinements to the cost estimates.
(4)	Relates to adustments to the opening balance sheet as of July 2, 2021 based on refinements to the treatment of executive payments.
(5)	The deferred tax liabilities were updated to reflect the change in temporary differences which resulted from the changes to the fair value of assests and liabilities acquired.